Nature of Operations and Summary of Significant Accounting Policies (Schedule of Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2018
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	6 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	10 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	9 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	7 years